Intangible Assets (Details Textual) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Jul. 23, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014
Payments to Acquire Intangible Assets		$ 0	$ 35,000	$ 150,000
Amortization of Intangible Assets		17,700	$ 0	5,900
Asset Purchase Agreement [Member]
Payments to Acquire Intangible Assets	$ 150,000	150,000		150,000
Intangible Assets, Gross (Excluding Goodwill), Total		$ 354,000		$ 354,000
Stock Issued During Period, Value, Purchase of Assets	$ 250,000
Asset Purchase Agreement [Member] | Vnue Washington [Member]
Stock Issued During Period, Shares, Purchase of Assets		133,334		133,334
Shares Issued, Price Per Share		$ 1.53		$ 1.53
Stock Issued During Period, Value, Purchase of Assets		$ 204,000		$ 204,000